Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Measurement of Assets and Liabilities on Recurring Basis

Below is a summary of assets and liabilities measured at fair value on a recurring basis by the Company under FASB ASC Topic 820 as of December 31, 2014:

	Carrying Value	Fair Value
Description		Level 1	Level 2	Level 3
Interest rate swap liabilities – current (see Note 10)	$(4,255)	$—	$—	$(4,255)
Interest rate swap liabilities – long term (see Note 10)	$(317)	$—	$—	$(317)
Investment in RealD (see Note 5)	$14,429	$14,429	$—	$—

Below is a summary of assets and liabilities measured at fair value on a recurring basis by the Company under FASB ASC Topic 820 as of December 31, 2015:

	Carrying Value	Fair Value
Description		Level 1	Level 2	Level 3
Interest rate swap liabilities – current (see Note 10)	$(373)	$—	$—	$(373)
Investment in RealD (see Note 5)	$12,900	$12,900	$—	$—

Reconciliation of Beginning and Ending Balance for Liabilities Measured at Fair Value

Below is a reconciliation of the beginning and ending balance for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Liabilities
	2014	2015
Beginning balances - January 1	$9,176	$4,572
Total (gain) loss included in accumulated other comprehensive loss	1,411	(155)
Settlements	(6,015)	(4,790)

Ending balances – December 31	$4,572	$373